SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE－14 SHAREHOLDERS’ EQUITY

Ordinary Shares

Incorporation and Initial Capital

The Company was incorporated in the Cayman Islands on June 2, 2022 with an initial authorized share capital of US$100,000 divided into 100,000,000 ordinary shares of par value US$0.001 each.

Share Split & IPO

On January 27, 2023, the Company effected a 1-for-4 share split and amended its authorized share capital to US$100,000 divided into 400,000,000 ordinary shares of par value US$0.00025 each.

On April 5, 2023, the Company completed its initial public offering and issued 6,040,000 ordinary shares.

As of December 31, 2023, the Company had 3,084,000 ordinary shares issued and outstanding, after giving retrospective effect to the 1-for-10 reverse share split effected on February 23, 2026 (30,840,000 shares on a pre-consolidation basis).

Share Issuances and Capital Increase

During 2024, the Company issued:

– 1,700,000 ordinary shares on August 1, 2024

– 790,000 ordinary shares on September 25, 2024

On October 30, 2024, shareholders approved an increase in authorized share capital to US$2,500,000 divided into 10,000,000,000 ordinary shares of par value US$0.00025 each.

As of December 31, 2024, the Company had 3,333,000 ordinary shares issued and outstanding (33,330,000 shares on a pre-consolidation basis).

On September 15, 2025, the Company completed the initial closing of a registered direct offering of 9,000,000 Ordinary Shares and warrants to purchase up to 9,000,000 Ordinary Shares, at a purchase price of $0.165 per share and accompanying warrant. The warrants are exercisable for five years from issuance at an exercise price of $0.198 per share. The offering was made pursuant to the Company’s Registration Statement on Form F-1 (File No. 333-286220), filed with the Securities and Exchange Commission on March 28, 2025, as amended, and declared effective on September 10, 2025. On September 26, 2025, the Company completed the second and final closing of the offering on the same terms, issuing an additional 9,000,000 Ordinary Shares and warrants to purchase up to 9,000,000 Ordinary Shares. The Company received aggregate gross proceeds of $2,970,000 from the offering before deducting placement agent fees and other offering expenses. Spartan Capital Securities, LLC acted as exclusive placement agent for the offering. The net proceeds are being used for working capital and general corporate purposes.

As of December 31, 2025, the Company had 5,133,000 ordinary shares issued and outstanding (51,330,000 shares on a pre-consolidation basis).

Redesignation of Share Capital

In November 2025, shareholders approved the redesignation and reclassification of the Company’s share capital into:

– 8,000,000,000 Class A ordinary shares (1 vote per share)

– 1,000,000,000 Class B ordinary shares (50 votes per share)

– 1,000,000,000 preferred shares

The Company’s issued shares were reclassified on a one-for-one basis into 41,330,000 Class A ordinary shares and 10,000,000 Class B ordinary shares.

As of December 31, 2025, the Company had 41,330,000 Class A ordinary shares and 10,000,000 Class B ordinary shares issued and outstanding (pre-share consolidation).

Share Consolidation

On February 23, 2026, the Company effected a 1-for-10 share consolidation, whereby every ten (10) issued and outstanding shares were consolidated into one (1) share.

Following the share consolidation:

– 41,330,000 Class A ordinary shares became 4,133,000 Class A ordinary shares

– 10,000,000 Class B ordinary shares became 1,000,000 Class B ordinary shares

The share consolidation resulted in a proportional increase in par value from US$0.00025 to US$0.0025 per share and did not affect the Company’s total shareholders’ equity.

All share and per share amounts presented in these financial statements have been retrospectively adjusted to reflect this share consolidation.

Authorized and issued shares (post-split basis)

Following the above transactions, the authorized share capital consists of:

– 800,000,000 Class A ordinary shares

– 100,000,000 Class B ordinary shares

– 1,000,000,000 preferred shares

The Class A and Class B ordinary shares have a par value of US$0.0025 per share, and the preferred shares have a par value of US$0.00025 per share.

As of December 31, 2025, there were 4,133,000 Class A ordinary shares and 1,000,000 Class B ordinary shares issued and outstanding.

As of December 31, 2024, there were 3,333,000 Class A ordinary shares issued and outstanding, with no Class B ordinary shares outstanding.

No preferred shares were issued and outstanding as of December 31, 2025 and 2024.

Dividends

On 31 December 2021, the company declared a dividend of S$0.0145 per ordinary share. The dividend is payable to its shareholders of record as of December 31, 2021. The dividend amount of US$0.08 million was distributed and paid in December 2022.

On 31 December 2021, the company declared a dividend of S$2.2083 per ordinary share. The dividend is payable to its shareholders of record as of December 31, 2021. The dividend amount of US$11.7 million was partially distributed and paid in December 2023 amounting to US$10.5 million.

The holders of the Company’s ordinary share are entitled to the following rights:

Voting Rights: Each share of the Company’s ordinary share entitles its holder to one vote per share on all matters to be voted or consented upon by the stockholders. Holders of the Company’s ordinary shares are not entitled to cumulative voting rights with respect to the election of directors.

Dividend Right: Subject to limitations under Cayman law and preferences that may apply to any shares of preferred stock that the Company may decide to issue in the future, holders of the Company’s ordinary share are entitled to receive ratably such dividends or other distributions, if any, as may be declared by the Board of the Company out of funds legally available therefor.

Liquidation Right: In the event of the liquidation, dissolution or winding up of our business, the holders of the Company’s ordinary share are entitled to share ratably in the assets available for distribution after the payment of all of the debts and other liabilities of the Company, subject to the prior rights of the holders of the Company’s preferred stock.

Other Matters: The holders of the Company’s ordinary share have no subscription, redemption or conversion privileges. The Company’s ordinary share does not entitle its holders to pre-emptive rights. All of the outstanding shares of the Company’s ordinary share are fully paid and non-assessable. The rights, preferences and privileges of the holders of the Company’s ordinary share are subject to the rights of the holders of shares of any series of preferred stock which the Company may issue in the future.